Revenues - Schedule of Revenues (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Airport operating services to airlines:
Landing	$ 1,720,929	$ 1,468,350	$ 1,406,936
Charges for not canceling extended stay reservations	18,204	16,187	27,774
Parking on embarking/disembarking platform	260,518	210,956	172,395
Parking on extended stay or overnight platform	151,642	143,719	132,556
Passenger walkways and shuttle buses	228,460	38,510	38,383
Airport security charges	682,479	613,821	569,599
Airport real estate services to airlines:
Leasing of hangars to airlines	33,668	33,416	31,072
Leasing of shops, warehouses and stockrooms to airlines (operating)	6,838	7,366	7,148
Leasing of space and other terminal facilities to airlines within the terminal (operating)	84,187	80,467	70,152
Leasing of land and other surfaces to airlines outside the terminal (operating)	10,096	9,063	8,619
Leasing of check-in desks and other terminal space	4,738	5,316	5,366
Leasing of desks and other terminal space for ticket sale	7,244	6,115	2,165
Airport passenger services:
Domestic passenger charges	8,657,474	7,154,755	7,784,766
International passenger charges	10,082,456	8,520,174	8,276,384
Airport real estate services and rights of access to other operators	125,338	117,424	109,983
Complementary services:
Catering services	56,381	52,113	39,337
Other third-party ramp services rendered to airlines	261,195	214,253	188,772
Traffic and/or dispatch	56,863	48,773	44,759
Fuel supply or removal	352,681	353,595	335,941
Third-party airplane maintenance and repair	20,426	15,694	15,288
Total aeronautical services (regulated revenues included in the maximum rate)	22,821,817	19,110,067	19,267,395
Regulated revenues not included in the maximum rate:
Car parking charges	757,558	696,958	706,923
Recovery of cost over aeronautical services	131,382	130,028	134,753
Recovery of cost over non-aeronautical services	125,982	108,732	93,802
Total regulated revenues not included in the maximum rate	1,014,922	935,718	935,478
Total regulated revenues	23,836,739	20,045,785	20,202,873
Commercial concessions:
Retail operations	579,038	531,302	500,449
Food and beverages	985,518	835,559	617,302
Duty free	662,420	628,769	600,300
VIP lounges	153,087	136,348	74,523
Financial services	70,345	62,927	60,885
Communications and networks	16,228	15,199	13,890
Car rentals	798,052	750,708	526,202
Commercial leasing	13,424	13,130	20,016
Advertising	224,596	179,104	149,244
Time sharing developers	266,290	241,398	225,927
Leasing of space to airlines and other complementary service providers (non-operating)	215,618	214,273	205,381
Lease outside the terminal	70,343	68,262	111,031
Access control / Corporate offices	36,149
Convenience store	660,503	569,556	494,665
VIP Lounges operated directly	656,526	513,655	432,481
Royalties			2,277
Cargo operation and bonded warehouse	2,015,769	837,165
Hotel Operation	168,271	83,335
Revenues from sharing of commercial activities:
Retail operations	159,983	158,882	197,718
Food and beverages	332,441	324,656	385,580
Duty free	112,412	120,241	161,180
Financial services	31,348	31,538	41,736
Car rentals	58,570	60,105	84,023
Access fee for ground transportation	145,036	128,500	122,249
Non-airport access fees	17,534	16,621	32,557
Other leases	48,448	52,781	42,598
Services rendered to ASA	1,017	2,825	2,891
Various commercial-related revenues	190,202	159,209	124,846
Total unregulated revenues	8,689,168	6,736,048	5,229,951
Total of Non-aeronautical services	9,704,090	7,671,766	6,165,429
Total aeronautical and non-aeronautical services	$ 32,525,907	$ 26,781,833	$ 25,432,824